Segmented information - Disclosure of PP&E, contract costs and intangible assets information by location (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 1,782,300	$ 1,675,654
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	556,075	488,262
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	374,757	388,408
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	217,261	120,360
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	112,924	132,897
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	100,088	140,409
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	97,486	89,451
Germany
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	89,527	105,998
India
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	71,942	70,288
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	47,274	45,082
Rest of the world
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 114,966	$ 94,499